Expense Example {- Franklin Connecticut Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-21 - Franklin Connecticut Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 466
3 years	660
5 years	870
10 years	1,475
Class A1
Expense Example:
1 year	452
3 years	615
5 years	792
10 years	1,305
Class C
Expense Example:
1 year	235
3 years	421
5 years	729
10 years	1,601
Class R6
Expense Example:
1 year	65
3 years	218
5 years	384
10 years	865
Advisor Class
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847